SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2020
Share-based payment arrangements [Abstract]
SHARE-BASED COMPENSATION
NOTE 23 - SHARE-BASED COMPENSATION
Description of plans granted
Performance-Based Restricted Stock Units (equity-settled)
In April 2020, the Company granted Performance Stock Units (PSUs) to selected employees. These units will vest after three years from the grant date if the following conditions are met:

•	A vesting condition under which the beneficiaries must be continuously employed by the Company through the end of the vesting period (3 years); and

•
A performance condition, contingent on the Total Stockholder Return (TSR) performance of Constellium shares over the vesting period compared to the TSR of specified indices. PSUs will ultimately vest based on a vesting multiplier which ranges from 0% to 200%.

The following table lists the inputs to the model used for the PSUs granted in April 2020:

Six months ended June 30, 2020
Fair value at grant date (in euros)	6.65
Share price at grant date (in euros)	4.64
Dividend yield	—
Expected volatility (A)	63%
Risk-free interest rate (US government bond yield)	0.36%
Model used	Monte Carlo

Restricted Stock Units Award Agreements (equity-settled)
During the six months ended June 30, 2020, the Company granted Restricted Stock Units (RSUs) to a certain number of employees subject to the beneficiaries remaining continuously employed within the Group from the grant date through the end of the vesting period. Vesting period is three years.
The fair value of RSUs awarded under the plan described above is the quoted market price at grant date.
Expense recognized during the year
In accordance with IFRS 2, share-based compensation is recognized as an expense over the vesting period. The estimate of this expense is based upon the fair value of a potential ordinary share at the grant date. The total expense related to the potential ordinary shares amounted to €8 million and €7 million for the six months ended June 30, 2020, and June 30, 2019, respectively.
Movement of potential shares
The following table illustrates the number and movements in potential shares:

	Performance Share Units (PSUs)	Restricted Stock Units (RSUs)	Equity Award Plans	Total Potential Shares
At December 31, 2019	2,519,294	2,066,503	79,526	4,665,323
Granted (A)	1,049,839	910,047	—	1,959,886
Vested	—	(8,000)	(46,614)	(54,614)
Forfeited (B)	(46,306)	(50,931)	—	(97,237)
At June 30, 2020	3,522,827	2,917,619	32,912	6,473,358

(A)	For PSUs, the number of potential shares granted is presented using a vesting multiplier of 100%.

(B)	For potential shares related to PSUs, 46,306 were forfeited following the departure of certain beneficiaries and none were forfeited in relation to the non-fulfilment of performance conditions.